SHARE-BASED COMPENSATION - Other share based compensation (Details) ¥ in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Jun. 27, 2018 USD ($)	Jun. 27, 2018 CNY (¥)	May 25, 2018 shares	May 14, 2018 shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)
General and administrative expense
Share-based compensation expense					$ 93.8	¥ 620.4
Unrecognized compensation costs										$ 4.8	¥ 31.8
Ordinary share
Issuance of restricted shares to Mr. Kun Dai (in shares)									17,742,890
Exercised (in shares)							6,957,492	6,957,492	8,479,505
Non-vested restricted shares
Share-based compensation expense							$ 0.1	¥ 0.7	$ 0.1
Mr. Kun Dai | General and administrative expense
Share-based compensation expense	$ 0.8	¥ 5.2
Mr. Kun Dai | Non-vested restricted shares
Issuance of restricted shares to Mr. Kun Dai (in shares)				17,742,890
Executive Officer | Ordinary share
Exercised (in shares)			3,333,330
Unvested stock options			1,666,670
Executive Officer | Ordinary share | Vesting acceleration
Exercised (in shares)			1,666,670
Certain option holders | Ordinary share
Exercised (in shares)			3,479,505